Borrowings - Schedule of Term Loan (Details) - Term Loan $ in Millions, $ in Millions	Mar. 30, 2025 CAD ($)	Mar. 30, 2025 USD ($)	Mar. 31, 2024 CAD ($)	Mar. 31, 2024 USD ($)	Oct. 07, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Term Loan	$ 412.4	$ 288.0	$ 393.1	$ 290.3
Unamortized portion of deferred transaction costs	(0.4)		(0.6)
Total borrowings	$ 412.0		$ 392.5		$ 300.0